DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND LIQUIDITY (Details Narrative) - USD ($)			12 Months Ended
	Sep. 09, 2022	Feb. 03, 2022	Nov. 30, 2023	Nov. 30, 2022	May 01, 2023
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from issuance of IPO				$ 84,525,000
Share price			$ 10.10
Aggregate market fair value percentage			80.00%
Term of restricted investments			185 days
Aggregate percentage of public shares			15.00%
Percentage of public share			100.00%
Interest on dissolution expenses			$ 100,000
Cash withdrawn from trust account for taxes			919,547
Funds used to pay income and franchise taxes			706,490
Fund held in bank account for future taxes and dissolution expenses			213,057
Working capital deficit			134,421
Maximum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Deposits			$ 862,500
Share price			$ 10.00
Minimum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Share price			$ 10.00
IPO [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued during period shares new issues		8,625,000
Proceeds from issuance of IPO		$ 86,250,000
Description on sale of stock			The Company will only complete a Business Combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target business sufficient for it not to be required to register as an investment company under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Upon the closing of the Initial Public Offering, management has agreed that an amount equal to at least $10.10 per Unit sold in the Initial Public Offering, including proceeds from the Private Placement Units, will be held in a trust account (“Trust Account”)
Share price			$ 0.10
IPO [Member] | Underwriters [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued during period shares new issues		1,125,000
Proceeds from issuance of IPO		$ 11,250,000
Share price		$ 10.00
Private Placement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Share price			10.00
Private Placement [Member] | Alset Acquisition Sponsor, LLC [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued during period shares new issues		473,750
Proceeds from issuance of IPO		$ 4,737,500
Share price		$ 10.00
Common Class A [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock, par value			0.0001	$ 0.0001
Common stock excluding redemption, shares					6,648,964
Common stock held in trust					$ 68,400,000
Common Class A [Member] | IPO [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from issuance of IPO		$ 75,000,000
Common Class A [Member] | Private Placement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Share price			$ 10.00
Description on sale of stock			Each private placement right entitles the holder thereof to receive one-tenth (1/10) of one share of Class A common stock upon the consummation of an initial Business Combination. Each whole private placement warrant is exercisable to purchase one share of Class A common stock at a price of $11.50 per share, subject to adjustment
Merger Agreement [Member] | HWH International Inc [Member] | Common Class A [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued during period, value, acquisitions	$ 125,000,000
Common stock, par value	$ 0.0001
Stock issued during period, shares, acquisitions	12,500,000